SHAREHOLDER'S CAPITAL - RSU and DSU Activity (Details)		12 Months Ended
	Jun. 29, 2021 USD ($)	Dec. 31, 2021 Option $ / shares	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2021 Option $ / shares	Dec. 31, 2021 Option $ / shares
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments granted | $	9,676,000
RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option		1,522,659
Number of other equity instruments granted				759,393
Number of other equity instruments exercised | Option		(441,730)
Number of other equity instruments forfeited | Option		(103,652)
Number of other equity instruments cancelled | Option		0
Number of other equity instruments outstanding at end of period | Option		1,736,670
Number of other equity instruments expected to vest | Option		1,672,642	1,672,642	1,672,642	1,672,642
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares					$ 19.95
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares					35.80
Weighted average exercise price of other equity instruments exercised (US$ per share) | $ / shares					19.00
Weighted average exercise price of other equity instruments forfeited (US$ per share) | $ / shares					22.42
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares					26.77
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share) | $ / shares		$ 26.82	$ 26.82	$ 26.82	$ 26.82
DSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option		18,248
Number of other equity instruments granted			20,206	20,206
Number of other equity instruments exercised | Option		(5,918)
Number of other equity instruments forfeited | Option		0
Number of other equity instruments cancelled | Option		0
Number of other equity instruments outstanding at end of period | Option		32,536
Number of other equity instruments expected to vest | Option		32,536	32,536	32,536	32,536
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares					$ 19.92
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares					33.16
Weighted average exercise price of other equity instruments exercised (US$ per share) | $ / shares					22.04
Weighted average exercise price of other equity instruments forfeited (US$ per share) | $ / shares					0
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares					27.76
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share) | $ / shares		$ 27.76	$ 27.76	$ 27.76	$ 27.76